SCHEDULE OF CONCENTRATION OF RISK (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenue	$ 621,179	$ 519,752	$ 3,382,432	$ 3,109,515
Percentage of concentration	100.00%	100.00%
Accounts receivable, gross	$ 1,023,996	$ 737,644	$ 1,154,703	$ 1,059,766
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenue	$ 105,779
Percentage of concentration	17.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 74,481
Percentage of concentration	12.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Revenue	$ 66,024
Percentage of concentration	11.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenue		$ 61,307
Percentage of concentration		12.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Others [Member]
Product Information [Line Items]
Revenue	$ 374,895	$ 458,445
Percentage of concentration	60.00%	88.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Accounts receivable, gross	$ 21,033
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Accounts receivable, gross	33,640
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Accounts receivable, gross	54,990
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Accounts receivable, gross		33,061
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Others [Member]
Product Information [Line Items]
Accounts receivable, gross	$ 914,333	$ 704,583